Earnings per share	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Earnings per share	Earnings per share
Basic Earnings Per Share (“EPS”) is calculated by dividing net income by the weighted average of our ordinary shares outstanding, which excludes 2,087,383 and 2,250,655 shares of unvested restricted stock as of June 30, 2020 and 2019, respectively. For the calculation of diluted EPS, the weighted average of our ordinary shares outstanding for basic EPS is adjusted by the effect of dilutive securities provided under our equity compensation plans. The number of shares excluded from diluted shares outstanding was 1,160,197 and 247,802 for the three and six months ended June 30, 2020, and nil and 84,916 for the three and six months ended June 30, 2019, respectively, because the effect of including these shares in the calculation would have been anti-dilutive.
Basic and diluted EPS for the three and six months ended June 30, 2020 and 2019 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Net income for the computation of basic EPS	$246,061	$331,460	$522,885	$565,646
Weighted average ordinary shares outstanding - basic	127,425,886	135,917,192	127,862,816	137,029,147
Basic EPS	$1.93	$2.44	$4.09	$4.13

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Net income for the computation of diluted EPS	$246,061	$331,460	$522,885	$565,646
Weighted average ordinary shares outstanding - diluted	128,131,663	137,072,268	128,938,138	138,396,628
Diluted EPS	$1.92	$2.42	$4.06	$4.09
Ordinary shares outstanding, excluding shares of unvested restricted stock, as of June 30, 2020 and December 31, 2019 were as follows:

	June 30, 2020	December 31, 2019
	Number of ordinary shares
Ordinary shares issued	138,847,345	141,847,345
Treasury shares	(9,174,562)	(10,263,856)
Ordinary shares outstanding	129,672,783	131,583,489
Shares of unvested restricted stock	(2,087,383)	(2,354,318)
Ordinary shares outstanding, excluding shares of unvested restricted stock	127,585,400	129,229,171